SEGMENT AND GEOGRAPHIC AREA INFORMATION - Additional Information (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
PRC
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of revenue from real estate agent income	0.00%	4.00%
Percentage of revenue from the total consolidated revenue	0.00%	4.00%
Percentage of value of the assets from the total consolidated assets	0.00%	9.00%
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of revenue from the hotel and rental management business	100.00%	96.00%
Percentage of revenue from the total consolidated revenue	100.00%	96.00%
Percentage of value of the assets from the total consolidated assets	79.00%	91.00%